EARNINGS PER SHARE - Summary of earnings per share (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income	$ 127,881	$ 26,068
Weighted average number of shares outstanding - basic (in shares)	199,851	200,337
Dilutive effect of share options (in shares)	163	541
Weighted average number of shares outstanding - diluted (in shares)	200,014	200,878